NUCLEAR FUEL INVENTORY	12 Months Ended
Dec. 31, 2020
NUCLEAR FUEL INVENTORY
NUCLEAR FUEL INVENTORY

NOTE 16 - NUCLEAR FUEL INVENTORY

The composition of the nuclear fuel stock destined for the operation of NPP Angra 1 and NPP Angra 2 is shown below:

	12/31/2020	12/31/2019
Current
Elements ready	428,340	538,827
	428,340	538,827
Non-current
Elements ready	657,083	251,811
Uranium concentrate	220,135	204,116
In progress - nuclear fuel	387,562	384,623
	1,264,780	840,550

TOTAL	1,693,120	1,379,377

a)Nuclear fuel formation

In the initial stage, uranium ore and the services necessary for its manufacture are acquired, and classified in non-current assets, in the uranium concentrate and service in progress accounts - nuclear fuel, respectively. After the manufacturing process is completed, there is the element of nuclear fuel ready (Elements ready), whose value is classified in two accounting groups: in the current assets, the portion related to the consumption forecast for the next 12 months is recorded and, in non-current, the remaining portion.

b)Angra 2 stop

On June 22, 2020, a stop for maintenance and refueling of nuclear fuel was started at the Angra 2 Plant. During the inspections carried out at this stop, unexpected surface oxidation was detected in the fuel elements loaded in the last operating cycle, an unexpected surface oxidation in the coating of the tubes containing the enriched uranium tablets, which will require rigorous inspection tests to assess this event. It is worth mentioning that this incident, at no time, compromised the safety and performance of Usina Angra 2, which operated continuously for 13 months.

In order to make the operation of the Angra 2 Plant feasible in the shortest possible time and following all safety protocols, Eletronuclear replaced all 52 fuel elements, which will still be inspected, for the next operation cycle.

Accounting policy

Composed of the uranium concentrate in stock, the corresponding services and the nuclear fuel elements used in the thermonuclear plants Angra I and Angra II, which are recorded at acquisition cost.